Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Taxes Assets and Liabilities	An unfavorable tax settlement would require an outflow of the Group´s cash and generally result in an increase in the effective tax rate in the period of resolution. A favorable tax settlement would generally be recognized as a reduction in the effective tax rate in the period of resolution.
	December 31, 2023	December 31, 2022
Deferred income taxes assets	774,861	605,880
Deferred income taxes liabilities	(1,360,257)	(1,363,072)
	(585,396)	(757,192)

Schedule of Deferred Tax Income and Social Contribution	Composition of deferred tax income and social contribution
	Balance at January 1, 2023	Statement of income	Exchange variation	Other Adjustments(1)	Balance at December 31, 2023
Tax losses and negative basis of social contribution	649,164	154,719	36,289	—	840,172
Expected credit losses on trade accounts receivable	31,572	4,869	1,645	—	38,086
Provisions for contingencies	94,153	(19,037)	3,724	—	78,840
Present value adjustment	11,326	(4,401)	723	—	7,648
Tax credits	13,196	10,480	(19)	28	23,685
Labor accident accruals	6,139	1,788	—	—	7,927
Pension plan	10,485	3,700	(17)	(2,212)	11,956
Trade accounts payable accrual	284,235	(12,388)	5,665	—	277,512
Non-deductible interest	76,563	135,394	1	—	211,958
Right of use assets	22,583	1,848	986	—	25,417
Other temporary differences – assets	141,120	(16,514)	(6,167)	5,955	124,394
Goodwill amortization	(785,958)	(11,163)	(54,719)	—	(851,840)
Present value adjustment – Trade accounts payable	(8,105)	2,595	(554)	—	(6,064)
Business combinations	(441,428)	(16)	(2,806)	—	(444,250)
Inventory valuation	(109,703)	(97,383)	1	—	(207,085)
Hedge operations	8,209	(32,815)	(85)	(673)	(25,364)
Realization of other reserves	(110,379)	3,223	(8,484)	—	(115,640)
Accelerated depreciation and amortization	(586,839)	72,554	—	—	(514,285)
Other temporary differences – liabilities	(63,525)	—	(4,938)	—	(68,463)
Deferred taxes, net	(757,192)	197,453	(28,755)	3,098	(585,396)
	Balance at January 1, 2022	Statement of income	Exchange variation	Other Adjustments(1)	Balance at December 31, 2022
Tax losses and negative basis of social contribution	431,501	200,298	16,863	502	649,164
Expected credit losses on trade accounts receivable	26,259	3,903	1,410	—	31,572
Provisions for contingencies	97,506	(9,963)	6,610	—	94,153
Present value adjustment	8,165	2,625	536	—	11,326
Tax credits	13,438	(225)	36	(53)	13,196
Rules for Animal Farming – Foreign Subsidiaries	7,815	—	(7,815)	—	—
Labor accident accruals	39,203	(33,065)	1	—	6,139
Pension plan	21,677	(5,487)	17	(5,722)	10,485
Trade accounts payable accrual	257,023	17,101	10,111	—	284,235
Non-deductible interest	5,894	70,669	—	—	76,563
Right of use assets	6,072	16,077	434	—	22,583
Other Active Temporary Differences	53,439	85,724	1,702	255	141,120
Goodwill amortization	(705,645)	(36,002)	(44,311)	—	(785,958)
Present value adjustment – Trade accounts payable	(6,015)	(1,716)	(374)	—	(8,105)
Business combinations	(473,415)	43,905	(5,335)	(6,583)	(441,428)
Inventory valuation	23,596	(133,299)	—	—	(109,703)
Customer returns accruals – Foreign subsidiaries	(33,416)	33,416	—	—	—
Hedge operations	(27,002)	20,698	620	13,893	8,209
Realization of other reserves	(106,120)	3,156	(7,415)	—	(110,379)
Accelerated depreciation and amortization	(492,570)	(93,828)	(441)	—	(586,839)
Other temporary differences – liabilities	(29,128)	(78,679)	45,755	(1,473)	(63,525)
Deferred taxes, net	(881,723)	105,308	18,404	819	(757,192)
	Balance at January 1, 2021	Statement of income	Exchange variation	Other Adjustments(1)	Balance at December 31, 2021
Tax losses and negative basis of social contribution	361,006	90,950	(20,455)	—	431,501
Expected credit losses on trade accounts receivable	21,418	6,424	(1,583)	—	26,259
Provisions for contingencies	96,790	7,555	(6,839)	—	97,506
Present value adjustment	5,680	2,529	(44)	—	8,165
Tax credits	9,817	3,603	—	18	13,438
Biological assets	11,511	(3,695)	(1)	—	7,815
Labor accident accruals	40,262	(1,058)	(1)	—	39,203
Pension plan	33,686	(2,673)	(12)	(9,324)	21,677
Trade accounts payable accrual	181,471	75,552	—	—	257,023
Share-based payments	253	(246)	(7)	—	—
Non-deductible interest	481	5,411	2	—	5,894
Right of use assets	7,809	(1,391)	(346)	—	6,072
Other temporary differences – assets	98,252	(40,107)	(4,706)	—	53,439
Goodwill amortization	(697,073)	(52,388)	43,816	—	(705,645)
Present value adjustment – Trade accounts payable	304	(6,497)	178	—	(6,015)
Business combinations	(323,680)	18,301	9,158	(177,194)	(473,415)
Customer return accruals	(32,679)	(737)	—	—	(33,416)
Inventory valuation	(97,093)	120,673	—	16	23,596
Hedge operations(3)	279	(16,565)	3,895	(14,611)	(27,002)
Realization of other reserves	(116,908)	2,846	7,942	—	(106,120)
Accelerated depreciation and amortization	(417,396)	(75,196)	22	—	(492,570)
Other temporary differences – liabilities	(68,697)	25,222	14,522	(175)	(29,128)
Deferred taxes, net	(884,507)	158,513	45,541	(201,270)	(881,723)

(1)      Changes in the deferred tax assets and liabilities that do not directly impact the statement of income. These adjustments refer mainly to: the direct subsidiary Brazservice Ltda. incorporated into the Group; deferred taxes on cash flow hedge transactions recognized in other comprehensive income, carried out by the subsidiary Seara Alimentos; and, gains associated with pension and other postretirement benefit obligations in the United States of America; and impacts related to the acquisitions of the King´s group in Italy and Rivalea in Australia.

(2)      The hedge and hedge accounting operations are demonstrated in footnote 27 — Risk management and financial instruments.

Schedule of Income Tax and Social Contribution Expense	Reconciliation of income tax and social contribution expense:
	2023	2022	2021
Accounting result before taxation	(259,728)	3,553,493	5,062,768
Brazilian statutory corporate tax rate	(34)%	(34)%	(34)%
Expected tax benefit (expense)	88,308	(1,208,188)	(1,721,341)

Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees	3,243	4,013	5,840
Non-taxable tax benefits(1)	461,726	447,843	165,051
Difference of tax rates on taxable income from foreign subsidiaries	(16,299)	317,989	509,139
Transfer pricing adjustments	(12,265)	(34,145)	(5,782)
Profits taxed by-foreign jurisdictions(3)	(203,986)	(266,049)	(241,922)
Deferred income tax not recognized	(372,932)	94,238	(155,877)
Withholding tax expense	—	(172)	—
Non-taxable interest – Foreign subsidiaries	140,284	129,703	108,072
Donations and social programs expenses(4)	(7,524)	(114)	(2,572)
SELIC interest on tax credits(2)	6,521	5,127	51,650
Double Jurisdiction Taxation	—	35,138
Other permanent differences	40,917	64,661	43,612
Current and deferred income tax benefit (expense)	127,993	(409,956)	(1,244,130)

Current income tax	(69,460)	(515,264)	(1,402,643)
Deferred income tax	197,453	105,308	158,513
	127,993	(409,956)	(1,244,130)
Effective income tax rate	49.28%	(11.54)%	(24.57)%

(1)      The Group and its subsidiaries recognize grants given by Brazilian state governments as a presumed credit, partial and full reduction of the ICMS calculation base of certain goods in its production chain, in accordance with the regulations of each state. The amounts appropriated from these tax incentives as revenue in the statement of income are excluded from the calculation of taxes on income, when the requirements set forth in current legislation are achieved. During the for the year ended December 31, 2023, the Group recorded the amount of government subsidies in the amount of US$1,400,450 (US$1,316,255 for the year ended December 31, 2022), of which US$582,488 of presumed credit (US$548,901 for the year ended December 31, 2022) and US$817,962 of reduction and exemption from ICMS, (US$767,354 for the year ended December 31, 2022) excluded from its calculation basis for income tax and social contribution. The exclusion of this tax benefit from the income tax and social contribution calculation base on net income reflected a tax gain for the year ended December 31, 2023 of US$198,433 referring to the presumed credit (US$186,658 for the year ended December 31, 2022) and US$278,639 of exemption and base reduction (US$258,538 for the year ended December 31, 2022).

(2)      Recognition of the income tax exemption on interest income on tax credits, due to a ruling of the STF (Federal Court of Justice), on September 23, 2021.

(3)      According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

(4)      Refers to the donations, as described in Note 26 — Expenses by nature.